Business combinations - Summary of Net Cash Outflows Related To The Acquisition (Detail) - EUR (€) € in Thousands		6 Months Ended
	Apr. 28, 2023	Jun. 30, 2023	Jun. 30, 2022	Apr. 30, 2023
Disclosure of detailed information about business combination [line items]
Net cash outflow - Investing activities		€ (108,575)	€ 0
Tom Ford International LLC
Disclosure of detailed information about business combination [line items]
Consideration paid for 85% of TFI	€ (91,259)
Cash and cash equivalents acquired	109,667
Payment of TFI acquisition-related liabilities	(126,983)
Net cash outflow - Investing activities	€ (108,575)
Percentage of voting interests acquired	85.00%			85.00%